Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.10%
Communication services: 0.29%
Entertainment: 0.29%
Lionsgate Studios Corp.†	261,454	$1,547,808
Consumer discretionary: 11.86%
Automobile components: 2.17%
Modine Manufacturing Co.†	39,895	5,368,271
Patrick Industries, Inc.	64,054	6,228,611
		11,596,882
Broadline retail: 1.10%
Ollie’s Bargain Outlet Holdings, Inc.†	42,755	5,841,616
Hotels, restaurants & leisure: 2.30%
Brightstar Lottery PLC	314,012	4,659,938
Genius Sports Ltd.†	359,737	4,047,041
Life Time Group Holdings, Inc.†	123,052	3,534,054
		12,241,033
Household durables: 0.81%
Champion Homes, Inc.†	71,277	4,340,769
Leisure products: 0.65%
YETI Holdings, Inc.†	94,748	3,481,042
Specialty retail: 3.29%
Academy Sports & Outdoors, Inc.	65,393	3,321,311
Boot Barn Holdings, Inc.†	31,890	5,481,891
Burlington Stores, Inc.†	18,222	4,973,877
Valvoline, Inc.†	107,501	3,789,410
		17,566,489
Textiles, apparel & luxury goods: 1.54%
Birkenstock Holding PLC†	73,413	3,677,257
On Holding AG Class A†	93,804	4,556,060
		8,233,317
Consumer staples: 4.27%
Beverages: 0.78%
Celsius Holdings, Inc.†	91,689	4,157,179
Consumer staples distribution & retail: 0.93%
Performance Food Group Co.†	49,617	4,981,547
Food products: 1.11%
SunOpta, Inc.†	472,576	2,755,118
Vital Farms, Inc.†	84,531	3,144,553
		5,899,671
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Personal care products: 1.45%
e.l.f. Beauty, Inc.†	30,534	$3,700,416
Oddity Tech Ltd. Class A†	57,833	4,052,358
		7,752,774
Energy: 1.73%
Energy equipment & services: 1.73%
Flowco Holdings, Inc. Class A	180,147	3,368,749
TechnipFMC PLC	161,060	5,857,752
		9,226,501
Financials: 11.91%
Banks: 2.70%
Coastal Financial Corp.†	60,294	5,800,283
Glacier Bancorp, Inc.	101,822	4,462,858
Triumph Financial, Inc.†	72,876	4,133,527
		14,396,668
Capital markets: 3.79%
DigitalBridge Group, Inc.	324,179	3,481,682
Evercore, Inc. Class A	18,238	5,492,191
Stifel Financial Corp.	65,504	7,475,317
Virtu Financial, Inc. Class A	85,454	3,771,940
		20,221,130
Financial services: 1.78%
Essent Group Ltd.	91,365	5,115,526
Shift4 Payments, Inc. Class A†	42,820	4,410,460
		9,525,986
Insurance: 3.64%
Baldwin Insurance Group, Inc. Class A†	100,326	3,696,010
Bowhead Specialty Holdings, Inc.†	119,933	3,897,822
Palomar Holdings, Inc.†	29,617	3,923,956
Ryan Specialty Holdings, Inc. Class A	64,614	3,953,731
Skyward Specialty Insurance Group, Inc.†	77,739	3,932,039
		19,403,558
Health care: 21.62%
Biotechnology: 7.83%
ADMA Biologics, Inc.†	213,745	3,997,031
Agios Pharmaceuticals, Inc.†	71,615	2,665,510
Alkermes PLC†	113,337	3,002,297
Amicus Therapeutics, Inc.†	475,813	2,850,120
ARS Pharmaceuticals, Inc.†	212,558	3,758,025
Cytokinetics, Inc.†	67,797	2,551,879
Dynavax Technologies Corp.†	293,622	3,223,970
Insmed, Inc.†	38,534	4,133,928
Kiniksa Pharmaceuticals International PLC Class A†	123,607	3,740,348
Neurocrine Biosciences, Inc.†	25,770	3,304,487
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Scholar Rock Holding Corp.†	61,671	$2,284,911
Twist Bioscience Corp.†	92,796	3,115,162
Vericel Corp.†	90,095	3,147,919
		41,775,587
Health care equipment & supplies: 5.06%
Artivion, Inc.†	136,021	4,204,409
Ceribell, Inc.†	161,462	2,325,053
CONMED Corp.	43,535	2,226,815
Haemonetics Corp.†	67,363	4,987,556
iRhythm Technologies, Inc.†	32,795	4,597,203
PROCEPT BioRobotics Corp.†	57,276	2,778,459
SI-BONE, Inc.†	152,757	2,601,452
TransMedics Group, Inc.†	27,282	3,245,740
		26,966,687
Health care providers & services: 1.97%
GeneDx Holdings Corp. Class A†	33,124	3,376,992
HealthEquity, Inc.†	44,545	4,320,865
Privia Health Group, Inc.†	145,235	2,834,987
		10,532,844
Health care technology: 2.29%
Evolent Health, Inc. Class A†	328,357	3,299,988
Phreesia, Inc.†	139,571	3,762,834
Waystar Holding Corp.†	139,177	5,146,765
		12,209,587
Life sciences tools & services: 3.22%
Adaptive Biotechnologies Corp.†	301,234	3,084,636
Avantor, Inc.†	304,912	4,098,017
Azenta, Inc.†	67,253	2,199,173
BioLife Solutions, Inc.†	158,145	3,362,163
Stevanato Group SpA	178,916	4,421,014
		17,165,003
Pharmaceuticals: 1.25%
Axsome Therapeutics, Inc.†	31,455	3,188,908
Ocular Therapeutix, Inc.†	301,836	3,495,261
		6,684,169
Industrials: 22.58%
Aerospace & defense: 1.85%
AAR Corp.†	57,593	4,302,773
Kratos Defense & Security Solutions, Inc.†	95,086	5,581,548
		9,884,321
Building products: 2.83%
AAON, Inc.	57,050	4,763,675
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Building products(continued)
Advanced Drainage Systems, Inc.	48,220	$5,533,245
Zurn Elkay Water Solutions Corp.	108,543	4,803,028
		15,099,948
Commercial services & supplies: 2.00%
CECO Environmental Corp.†	114,323	5,138,819
Montrose Environmental Group, Inc.†	103,297	2,343,809
RB Global, Inc.	29,285	3,170,394
		10,653,022
Construction & engineering: 3.62%
Arcosa, Inc.	28,882	2,480,386
Construction Partners, Inc. Class A†	57,190	5,767,611
Dycom Industries, Inc.†	22,401	6,021,613
MYR Group, Inc.†	25,913	5,014,166
		19,283,776
Electrical equipment: 0.79%
Generac Holdings, Inc.†	21,699	4,224,578
Ground transportation: 0.57%
Knight-Swift Transportation Holdings, Inc.	71,364	3,032,970
Machinery: 3.98%
ESCO Technologies, Inc.	14,048	2,721,098
Flowserve Corp.	98,598	5,525,432
JBT Marel Corp.	34,303	4,726,953
SPX Technologies, Inc.†	37,160	6,777,612
Wabash National Corp.	151,137	1,505,325
		21,256,420
Marine transportation: 0.91%
Kirby Corp.†	51,162	4,876,250
Professional services: 3.58%
FTI Consulting, Inc.†	20,082	3,340,641
KBR, Inc.	101,955	4,765,377
SS&C Technologies Holdings, Inc.	57,041	4,875,864
Verra Mobility Corp. Class A†	241,196	6,092,611
		19,074,493
Trading companies & distributors: 2.45%
Boise Cascade Co.	30,834	2,584,198
Core & Main, Inc. Class A†	80,733	5,137,848
FTAI Aviation Ltd.	38,946	5,359,359
		13,081,405
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Information technology: 21.83%
Communications equipment: 1.89%
Ciena Corp.†	65,781	$6,107,108
Lumentum Holdings, Inc.†	35,956	3,958,037
		10,065,145
Electronic equipment, instruments & components: 2.76%
Advanced Energy Industries, Inc.	36,142	5,020,846
Itron, Inc.†	37,324	4,648,331
PAR Technology Corp.†	82,792	5,032,098
		14,701,275
Semiconductors & semiconductor equipment: 2.75%
Allegro MicroSystems, Inc.†	119,966	3,768,132
FormFactor, Inc.†	91,305	2,593,975
Synaptics, Inc.†	67,666	4,242,658
Teradyne, Inc.	37,996	4,081,911
		14,686,676
Software: 13.61%
Agilysys, Inc.†	45,462	5,186,305
Box, Inc. Class A†	204,683	6,570,324
Braze, Inc. Class A†	103,173	2,875,431
Clearwater Analytics Holdings, Inc. Class A†	198,581	4,023,251
Confluent, Inc. Class A†	174,049	3,085,019
CyberArk Software Ltd.†	10,662	4,387,093
JFrog Ltd.†	136,781	5,937,663
LiveRamp Holdings, Inc.†	108,942	3,575,476
nCino, Inc.†	126,584	3,534,858
Nutanix, Inc. Class A†	60,558	4,552,145
Procore Technologies, Inc.†	59,016	4,227,316
PTC, Inc.†	32,895	7,066,175
Q2 Holdings, Inc.†	42,414	3,444,017
SentinelOne, Inc. Class A†	177,441	3,254,268
Sprout Social, Inc. Class A†	79,096	1,356,496
Varonis Systems, Inc. Class B†	105,032	5,863,937
Vertex, Inc. Class A†	110,621	3,669,299
		72,609,073
Technology hardware, storage & peripherals: 0.82%
Pure Storage, Inc. Class A†	73,564	4,378,529
Materials: 2.01%
Chemicals: 1.29%
Element Solutions, Inc.	291,383	6,876,639
Metals & mining: 0.72%
Steel Dynamics, Inc.	30,125	3,842,745
Total common stocks (Cost $355,492,816)		523,375,112
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 5

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.70%
Investment companies: 1.70%
Allspring Government Money Market Fund Select Class♠∞		4.24%	9,042,584	$9,042,584
Total short-term investments (Cost $9,042,584)				9,042,584
Total investments in securities (Cost $364,535,400)	99.80%			532,417,696
Other assets and liabilities, net	0.20			1,071,669
Total net assets	100.00%			$533,489,365

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,254,176	$39,315,583	$(44,527,175)	$0	$0	$9,042,584	9,042,584	$95,405
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Portfolio

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,547,808	$0	$0	$1,547,808
Consumer discretionary	63,301,148	0	0	63,301,148
Consumer staples	22,791,171	0	0	22,791,171
Energy	9,226,501	0	0	9,226,501
Financials	63,547,342	0	0	63,547,342
Health care	115,333,877	0	0	115,333,877
Industrials	120,467,183	0	0	120,467,183
Information technology	116,440,698	0	0	116,440,698
Materials	10,719,384	0	0	10,719,384
Short-term investments
Investment companies	9,042,584	0	0	9,042,584
Total assets	$532,417,696	$0	$0	$532,417,696
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Growth Portfolio | 7